Capital Management and Risk Policies - Schedule of Sensitivity to Potential Additional Changes in Interest Rates (Detail)	12 Months Ended
Dec. 31, 2020 ARS ($)
Decrease In Interest Rate [member]
Disclosure of sensitivity analysis market risk [line items]
Additional Changes to the Interest Rate	(1.00%)
Decrease In Interest Rate [member] | Interest rate risk [member]
Disclosure of sensitivity analysis market risk [line items]
Increase/(Decrease) in Income before Income Tax in Pesos	$ (1,130,532)
Increase/(Decrease) in Shareholders' Equity in Pesos	$ (1)
Increase In Interest Rate [member] | Interest rate risk [member]
Disclosure of sensitivity analysis market risk [line items]
Additional Changes to the Interest Rate	1.00%
Increase/(Decrease) in Income before Income Tax in Pesos	$ 1,130,532
Increase/(Decrease) in Shareholders' Equity in Pesos	$ 1